Accumulated other comprehensive income (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Reclassification adjustments, included in net income
Income tax expense	SFr 1,012	SFr 795
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	9	(9)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	6	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(1)	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	34	22
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	45	31
Income tax expense	(11)	(9)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7)	(1)
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	SFr 41	SFr 12